Shareholders’ Equity (Deficit) (Details) - Schedule of option	12 Months Ended
Dec. 31, 2020 $ / shares shares
Schedule of option [Abstract]
Number of Options, Outstanding | shares
Weighted Average Exercise Price, Outstanding | $ / shares
Weighted Average Contractual Term in Years, Outstanding
Number of Options, Granted | shares	90,000
Weighted Average Exercise Price, Granted | $ / shares	$ 2.5
Weighted Average Contractual Term in Years, Granted	5 years
Number of Options, Exercised | shares	77,500
Weighted Average Exercise Price, Exercised | $ / shares	$ 2.5
Weighted Average Contractual Term in Years, Exercised
Number of Options, Forfeited | shares
Weighted Average Exercise Price, Forfeited | $ / shares
Weighted Average Contractual Term in Years, Forfeited
Number of Options, Cancelled | shares	(12,500)
Weighted Average Exercise Price, Cancelled | $ / shares	$ 2.5
Weighted Average Contractual Term in Years, Cancelled
Number of Options, Expired | shares
Weighted Average Exercise Price, Expired | $ / shares
Weighted Average Contractual Term in Years, Expired
Number of Options, Outstanding | shares
Weighted Average Exercise Price, Outstanding | $ / shares
Weighted Average Contractual Term in Years, Outstanding
Number of Options, Exercisable | shares
Weighted Average Exercise Price, Exercisable | $ / shares
Weighted Average Contractual Term in Years, Exercisable